Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summary of Condensed Financial Information

A summary of condensed financial information of the parent company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 follows:

(Dollars in thousands)	2015	2014

CONDENSED BALANCE SHEETS
ASSETS

Cash deposited with subsidiary bank	$790	$699

Investment in subsidiary bank	60,201	56,424

Securities available-for-sale	64	128

Other assets	218	199

TOTAL ASSETS	$61,273	$57,450

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$7	$–

Total shareholders’ equity	61,266	57,450

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$61,273	$57,450

Summary of Condensed Statements of Comprehensive Income
(Dollars in thousands)	2015	2014	2013

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Interest on securities	$2	$2	$2

Dividends from subsidiary	2,400	2,400	2,400

Securities gains	35	–	–

Total income	2,437	2,402	2,402

Operating expenses	465	312	356

Income before taxes and undistributed equity income of subsidiary	1,972	2,090	2,046

Income tax benefit	(146)	(141)	(121)

Equity earnings in subsidiary, net of dividends	3,904	3,653	3,073

NET INCOME	$6,022	$5,884	$5,240

COMPREHENSIVE INCOME	$5,887	$7,058	$1,920

Summary of Condensed Statements of Cash Flows

(Dollars in thousands)	2015	2014	2013

CONDENSED STATEMENTS OF CASH FLOWS

Cash flows from operating activities:

Net income	$6,022	$5,884	$5,240

Adjustments to reconcile net income to cash provided by operations:

Equity earnings in subsidiary, net of dividends	(3,904)	(3,653)	(3,073)

Securities gain	(35)	–	–

Change in other assets, liabilities	2	(111)	42

Net cash provided by operating activities	2,085	2,120	2,209

Cash flows from investing activities:

Purchase of investment securities	–	–	(37)

Proceeds from sale of securities	88	–	–

Net cash provided by (used in) investing activities	88	–	(37)

Cash flows from financing activities:

Cash dividends paid	(2,082)	(2,026)	(1,970)

Cash received from exercise of stock options	–	7	8

Net cash used in financing activities	(2,082)	(2,019)	(1,962)

Increase in cash	91	101	210

Cash at beginning of year	699	598	388

Cash at end of year	$790	$699	$598